UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09145

Investment Company Act File Number

Eaton Vance New York Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Income Trust

February 28, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 163.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 6.0%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$1,730	$1,981,559
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	2,535	2,835,322

		$4,816,881

Cogeneration — 1.2%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$990	$990,218

		$990,218

Education — 27.5%
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	$310	$344,949
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/34	1,490	1,666,893
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/39	325	363,327
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	510	579,059
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	1,000	1,117,040
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	829,632
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34	510	585,608
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,000	2,296,500
New York Dormitory Authority, (Culinary Institute of America), 5.50%, 7/1/33	220	246,686
New York Dormitory Authority, (Fordham University), 5.50%, 7/1/36	1,000	1,184,890
New York Dormitory Authority, (Rochester Institute of Technology), Prerefunded to 7/1/18, 6.00%, 7/1/33	2,250	2,633,287
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	2,500	2,841,250
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	377,878
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	469,020
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,695	1,861,025
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	2,000	2,301,080
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	280	301,308
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	735	797,137
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	1,205	1,388,413

		$22,184,982

Electric Utilities — 6.6%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$1,420	$1,667,520
Suffolk County Industrial Development Agency, (KeySpan-Port Jefferson Energy Center, LLC), (AMT), 5.25%, 6/1/27	1,645	1,652,485
Utility Debt Securitization Authority, 5.00%, 12/15/33	1,735	2,045,634

		$5,365,639

Escrowed/Prerefunded — 2.8%
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.00%, 7/1/36	$750	$826,800
New York Dormitory Authority, (NYU Hospitals Center), Prerefunded to 7/1/17, 5.625%, 7/1/37	1,250	1,398,338

		$2,225,138

General Obligations — 7.2%
New York, 5.00%, 2/15/34(1)	$4,000	$4,608,280
New York City, 6.25%, 10/15/28	1,000	1,185,260

		$5,793,540

Security	Principal Amount (000’s omitted)	Value
Health Care – Miscellaneous — 0.2%
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class H, 7.50%, 9/1/15	$50	$50,791
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class I, 7.50%, 9/1/15	85	86,346

		$137,137

Hospital — 18.7%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$130	$152,359
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	960	1,105,286
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	760	761,611
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,490	2,533,426
Nassau County Local Economic Assistance Corp., (South Nassau Communities Hospital), 5.00%, 7/1/37	1,000	1,093,310
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	1,000	1,139,340
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/32	1,000	1,109,890
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	845	895,979
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/36	525	597,828
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	415	460,077
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	835	920,003
Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	840	842,108
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	395	397,682
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 5.00%, 7/1/42	1,000	1,030,290
Saratoga County Industrial Development Agency, (Saratoga Hospital), 5.25%, 12/1/32	650	703,716
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,250	1,379,350

		$15,122,255

Housing — 13.4%
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	$1,500	$1,510,245
New York City Housing Development Corp., MFMR, (AMT), 5.20%, 11/1/40	2,620	2,682,880
New York Housing Finance Agency, 5.25%, 11/1/41	1,000	1,056,660
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	2,625	2,718,056
New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,500	1,556,580
New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,215	1,257,683

		$10,782,104

Industrial Development Revenue — 6.0%
Essex County Industrial Development Agency, (International Paper Company), (AMT), 6.625%, 9/1/32	$1,000	$1,139,820
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(2)	1,000	1,008,440
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	980	1,172,276
Niagara Area Development Corp., (Covanta Energy), (AMT), 5.25%, 11/1/42(2)	1,350	1,405,499
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	100	101,593

		$4,827,628

Insured-Education — 6.9%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,480,237
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	1,500	1,664,130

Security	Principal Amount (000’s omitted)	Value
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/33	$5,365	$2,404,325

		$5,548,692

Insured-Electric Utilities — 2.0%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$1,365	$1,594,689

		$1,594,689

Insured-General Obligations — 2.2%
Oyster Bay, (AGM), 4.00%, 8/1/28	$1,680	$1,790,695

		$1,790,695

Insured-Other Revenue — 4.2%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$1,483,369
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	1,938,070

		$3,421,439

Insured-Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$2,475	$330,759

		$330,759

Insured-Water and Sewer — 1.3%
Nassau County Industrial Development Agency, (New York Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$1,000	$1,028,040

		$1,028,040

Other Revenue — 9.1%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$3,120	$1,529,268
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	380	451,459
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	625	701,087
New York City Transitional Finance Authority, (Building Aid), 5.50%, 7/15/31	1,000	1,134,990
New York Liberty Development Corp., (3 World Trade Center), 5.00%, 11/15/44(2)	1,300	1,371,565
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,180,740

		$7,369,109

Senior Living/Life Care — 6.6%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,450	$1,451,537
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	280	300,927
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	120	127,464
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	1,004,369
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	230	235,458
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	230	233,802
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	1,830	1,993,858

		$5,347,415

Special Tax Revenue — 20.9%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/34	$1,500	$1,719,660
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(3)	2,100	2,522,520
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,000	1,146,980
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	1,000	1,140,720
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	2,380	2,765,227
New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(1)	6,000	6,975,840
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	545	625,529

		$16,896,476

Security	Principal Amount (000’s omitted)	Value
Transportation — 13.4%
Metropolitan Transportation Authority, 5.00%, 11/15/37	$790	$860,563
Metropolitan Transportation Authority, 5.00%, 11/15/38	1,500	1,695,975
New York Thruway Authority, 5.00%, 1/1/37	700	788,557
New York Thruway Authority, 5.00%, 1/1/42	1,000	1,113,390
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	1,900	2,099,120
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	990	1,108,483
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	2,740	3,125,655

		$10,791,743

Water and Sewer — 6.4%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/34	$585	$298,128
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/35	325	159,702
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(3)	3,105	3,572,799
Saratoga County Water Authority, 5.00%, 9/1/48	1,000	1,112,490

		$5,143,119

Total Tax-Exempt Investments — 163.0% (identified cost $117,659,665)		$131,507,698

Miscellaneous — 0.9%

Security	Units	Value
Real Estate — 0.9%
CMS Liquidating Trust(2)(4)(5)	257	$742,730

Total Miscellaneous — 0.9% (identified cost $822,400)		$742,730

Total Investments — 163.9% (identified cost $118,482,065)		$132,250,428

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (41.8)%		$(33,725,204)

Other Assets, Less Liabilities — (22.1)%		$(17,854,563)

Net Assets Applicable to Common Shares — 100.0%		$80,670,661

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FNMA	-	Federal National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2015, 10.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 2.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At February 28, 2015, the aggregate value of these securities is $4,528,234 or 5.6% of the Trust’s net assets applicable to common shares.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,450,319.

(4)	Non-income producing.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

A summary of open financial instruments at February 28, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
6/15	29 U.S. Long Treasury Bond	Short	$(4,657,141)	$(4,693,469)	$(36,328)

At February 28, 2015, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At February 28, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $36,328.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$99,514,691

Gross unrealized appreciation	$13,714,120
Gross unrealized depreciation	(293,383)

Net unrealized appreciation	$13,420,737

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$131,507,698	$—	$131,507,698
Miscellaneous	—	—	742,730	742,730
Total Investments	$—	$131,507,698	$742,730	$132,250,428

Liability Description
Futures Contracts	$(36,328)	$—	$—	$(36,328)
Total	$(36,328)	$—	$—	$(36,328)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets applicable to common shares were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 28, 2015 is not presented.

At February 28, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 20, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 20, 2015